RELATED PARTY TRANSACTIONS (Details) - USD ($)				3 Months Ended	9 Months Ended		12 Months Ended
	Mar. 01, 2023	Apr. 25, 2022	Feb. 17, 2022	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jul. 11, 2024	May 14, 2024	Apr. 17, 2024	Apr. 08, 2024	Mar. 08, 2024	Feb. 09, 2024	Nov. 13, 2023	Jun. 30, 2023	Jun. 23, 2023	Apr. 29, 2022	Apr. 28, 2022	Aug. 17, 2021	Jul. 30, 2020
RELATED PARTY TRANSACTIONS [Line Items]
Common Stock, Shares, Issued (in Shares)				2,155,000	2,155,000		2,155,000	1,725,000
Common stock, shares issued				$ 216	$ 216		$ 216	$ 173
Common Stock, Par or Stated Value Per Share (in Dollars per share)				$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Number of Shares Issued Per Unit (in Shares)					1		1
Short-Term Debt, Average Outstanding Amount							$ 0
Founder Shares [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Common Stock, Shares, Issued (in Shares)																					1,437,500
Common stock, shares issued																					$ 25,000
Common Stock, Par or Stated Value Per Share (in Dollars per share)																					$ 0.017
Stockholders' Equity Note, Stock Split					On April 25, 2022, theCompany executed a 1.2-for-one stock split, resulting in an aggregate of 1,725,000 Founder Shares held by the Company’s sponsor, of which up to 225,000 Founder Shares were subject to forfeiture to the extent that the underwriters’ over-allotment option was not exercised in full or in part.The Sponsor has agreed, subject to limited exceptions, not to transfer, assign or sell any of its Founder Shares until the earlier to occur of: (A) three years after the completion of the initial Business Combination or (B) subsequent to the initial Business Combination, (x) if the last sale price of the Common Stock equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-day trading period commencing at least 150 days after the initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange, reorganization or other similar transaction that results in all of the stockholders having the right to exchange their shares of Common Stock for cash, securities or other property.		On April 25, 2022, the Company executed a 1.2-for-one stock split, resulting in an aggregate of 1,725,000 Founder Shares held by the Company’s sponsor, of which up to 225,000 Founder Shares were subject to forfeiture to the extent that the underwriters’ over-allotment option was not exercised in full or in part.The Sponsor has agreed, subject to limited exceptions, not to transfer, assign or sell any of its Founder Shares until the earlier to occur of: (A) three years after the completion of the initial Business Combination or (B) subsequent to the initial Business Combination, (x) if the last sale price of the Common Stock equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-day trading period commencing at least 150 days after the initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange, reorganization or other similar transaction that results in all of the stockholders having the right to exchange their shares of Common Stock for cash, securities or other property.
Stock Issued During Period, Shares, New Issues (in Shares)		1,725,000
Stock Issued During Period, Shares, Stock Splits (in Shares)		225,000			2,155,000		2,155,000	1,725,000
Shares Outstanding, Holding Term After Business Combination		3 years
Share Price (in Dollars per share)		$ 12.5
Transfer, Assign, or Sell Any Shares or Warrants after Completion of Initial Business Combination Threshold Trading Days		20 days
Transfer, Assign, or Sell Any Shares or Warrants After Completion of Initial Business Combination Threshold Consecutive Trading Days		30 days
Threshold Period After Business Combination in Which Specified Trading Days Within Any Specified Trading Day Period Commences		150 days
Short-Term Debt, Average Outstanding Amount					$ 0		$ 0
Private Placement [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Common Stock, Shares, Issued (in Shares)								430,000
Share Price (in Dollars per share)				$ 10	$ 10		$ 10
Common Unit, Issued (in Shares)				430,000	430,000		430,000
Number of Shares Issued Per Unit (in Shares)					1		1
Number of Warrants Issued Per Unit (in Shares)					1		1
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)				1	1		1
Number of Rights Issued Per Unit (in Shares)					1		1
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)				$ 11.5	$ 11.5		$ 11.5
Warrants or Rights Outstanding, Exercisable Term After Business Combination					30 days		30 days
Promissory Notes [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Share Price (in Dollars per share)																	$ 10
Short-Term Debt, Average Outstanding Amount					$ 0		$ 0
Promissory Notes [Member] | IPO [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Debt Instrument, Face Amount				$ 1,200,000	$ 1,200,000		$ 1,200,000
Debt Instrument, Maturity Date					Nov. 29, 2023		Nov. 29, 2023
Working Capital Loans [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Debt Instrument, Face Amount				$ 1,000,000	$ 1,000,000		$ 1,000,000
Short-Term Debt, Average Outstanding Amount					$ 0		$ 0	$ 0
Debt Instrument, Convertible, Conversion Price (in Dollars per share)				$ 10	$ 10		$ 10
Administrative Service [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Short-Term Debt, Average Outstanding Amount					$ 30,000		$ 15,000
Administrative Fees Expense, Monthly	$ 7,500
Other General and Administrative Expense				$ 22,500	67,500	$ 52,500	90,000	75,000
Affiliated Entity [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Debt Instrument, Face Amount							180,000											$ 7,000	$ 10,000	$ 10,000
Short-Term Debt, Average Outstanding Amount					57,000		57,000	$ 17,000
Repayments of Debt			$ 10,000				140,000
Sponsor [Member] | Promissory Notes [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Debt Instrument, Face Amount																	$ 200,000
Sponsor [Member] | Unsecured Debt [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Debt Instrument, Face Amount										$ 140,000	$ 50,000	$ 1,200,000				$ 200,000	$ 200,000
Sponsor [Member] | April Sponsor Note [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Short-Term Debt, Average Outstanding Amount					1,200,000
Sponsor [Member] | Second April Sponsor Note [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Short-Term Debt, Average Outstanding Amount					23,000
Sponsor [Member] | May Sponsor Note [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Short-Term Debt, Average Outstanding Amount					140,000
BCM [Member] | Promissory Notes [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Debt Instrument, Face Amount															$ 180,000
BCM [Member] | Unsecured Debt [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Debt Instrument, Face Amount															$ 180,000
Short-Term Debt, Average Outstanding Amount					0		$ 0
Jun Chul Whang [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Short-Term Debt, Average Outstanding Amount					75,000
Jun Chul Whang [Member] | Unsecured Debt [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Debt Instrument, Face Amount														$ 75,000
Josh Pan [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Short-Term Debt, Average Outstanding Amount					60,000
Josh Pan [Member] | Unsecured Debt [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Debt Instrument, Face Amount													$ 60,000
BLACU Sponsor [Member] | BLACU July Sponsor Note [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Debt Instrument, Face Amount									$ 280,000
Short-Term Debt, Average Outstanding Amount					280,000
Notes Payable				$ 1,778,000	$ 1,778,000